Lord Abbett  Tax-Free Income Trust
             Florida Series o Pennsylvania Series o Michigan Series
             o Georgia Series

                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 1999

                               [GRAPHIC OMITTED]

                                                    A fund to help you keep more
                                                       of your investment income

                                    [LOGO](R)

Report to Shareholders
For the Six Months Ended April 30, 1999

[PHOTO OMITTED]

/s/ Robert S. Dow
-----------------
Robert S. Dow
Chairman

May 17, 1999

"Lord Abbett Tax-Free Income Trust's focus on high-quality municipal bonds helped our individual portfolios to provide shareholders with important benefits during the period."

Lord Abbett Tax-Free Income Trust completed the first half of its fiscal year on April 30, 1999 with aggregate net assets of $318 million versus $310 million in assets six months earlier. During the period, many municipal bonds provided yields close to those of taxable bonds -- making the tax advantages of municipal bonds a hard-to-resist bonus. In this environment, many of the Trust's portfolios performed well relative to competitors. Please see the inside front cover of this report for the performance of each Series' portfolio.

Florida Series:              $132 million     Michigan Series:       $55 million
Pennsylvania Series:         $104 million     Georgia Series:        $27 million

What Happened in the Markets

The "flight to quality" that characterized the third quarter of 1998 subsided during the fourth quarter and then reversed during the first three months of 1999. Consequently, municipal bonds outperformed Treasury bonds. The yield on the 30-year Treasury bond advanced to 5.66% from 5.09% at the end of 1998, an increase of 57 basis points (one basis point = one-hundredth of a percent). In contrast, the yield on the Bond Buyer 40 Muni Bond Index* ended April 30, 1999 at 5.28%, versus 5.16% at the close of 1998, an increase of only 12 basis points. This means that the ratio of long municipal yields compared to 30-year Treasury yields dropped from 101% at the end of the year to 97% at the end of April.

The reasons for municipal outperformance were threefold. First, a drop of 30% in municipal issuance (new bonds entering the municipal market) versus 1998 served to create a beneficial supply/demand dynamic. Second, as word of municipal bonds' cheapness spread, more and more non-traditional buyers of municipal bonds appeared. Third, we believe there has been some asset reallocation from equities into bonds.

Key Fund Investment Strategies

Lord Abbett Tax-Free Income Trust's focus on high-quality municipal bonds helped our individual portfolios to provide shareholders with important benefits during the period. Specifically, high-quality municipal bonds held up better than lower-rated municipal bonds during last autumn's "flight to quality" -- a trend which translated into less volatility and downward price movement on a relative basis for our municipal bond portfolios.

On a watchful note, we remain wary of BBB paper (the low end of the "Investment Grade" spectrum) in general, because of the still-low incremental yield that these bonds offer over insured and other high-quality bonds. In fact, with bond insurers exercising more scrutiny as to what they will insure, we expect BBB credits to experience some pressure. In the healthcare sector, for example, the spreads between high- and low-quality investment-grade bonds have already begun to widen. However, three of the four portfolios include a small portion of BBB, or comparable quality, issues. This is because there is selected value to be found in this credit category. By closely monitoring these issues, we aim to find those bonds offering higher yields, thereby enhancing the total return of the Series over time.

What May Be Ahead for Municipals

Although energy prices rose during the first quarter of 1999, we believe that powerful competitive forces in the economy will help to limit consumer price inflation. Given this backdrop and the relative cheapness in municipal bonds, we believe that high-quality municipal bonds offer a superior investment alternative to taxable equivalents.

Thank you for including Lord Abbett Tax-Free Income Trust in your investment portfolio. We look forward to helping you reach your financial goals in the years to come.

*The Bond Buyer 40 Muni Bond Index is an index of 40 tax-exempt municipal bonds. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.

Fund Facts

On April 30, 1999, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

All tax-free portfolios managed by Lord Abbett emphasize:

o     High quality

o     Total return potential

o     Call protection

Lord Abbett's Focus on Quality

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Florida Series

AAA                   80.4%
AA                     6.1%
A                     11.1%
BBB                    2.4%

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Pennsylvania Series

AAA                   71.8%
AA                     9.7%
A                     11.1%
BBB                    7.4%

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Michigan Series

AAA                   69.7%
AA                    12.1%
A                     11.2%
BBB(1)                 7.0%

     [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Georgia Series

AAA                   51.6%
AA                    23.4%
A                     25.0%

Lord Abbett's Tax-Free Record and SEC-Required Information

                                       Florida     Pennsylvania   Michigan    Georgia
                                       Series(2)      Series       Series      Series
--------------------------------------------------------------------------------------
Date of Inception                       9/25/91       2/3/92        12/1/92   12/27/94
Distribution Rate at Net Asset
 Value (as of 4/30/99)(3)                4.74%         5.05%         4.89%     4.93%
--------------------------------------------------------------------------------------

Average Annual Rate of Total Return
at Net Asset Value (as of 4/30/99)(4):
  1 Year                                 6.12%         6.59%         6.67%     7.19%
  3 Years                                6.68%         7.47%         7.41%     8.51%
  5 Years                                6.35%         7.14%         7.05%       --
Life of Series                           6.54%         7.26%         7.10%     9.18%
30-Day SEC Yield (as of 4/30/99)         3.67%         3.89%         4.45%     4.00%

--------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 3/31/99):
  1 Year                                 0.30%         0.80%         0.90%     1.60%
  5 Years                                5.27%         6.15%         6.03%       --
Life of Series                           5.89%         6.58%         6.31%     8.10%

The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series' investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%. Effective May 3, 1999, the maximum sales charge was reduced to 3.25%

(1) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 13. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Trust's current prospectus.

(3) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived by net investment income during a stated period by the net asset value on the last day of the period.

(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

A Note About Year 2000 Matters

As you may know, there has been extensive media coverage about possible problems that may arise as a result of uncertainties about the ability of computers to "understand" dates using the year 2000. Potentially, these problems could disrupt the services and systems that the Trust relies on in its daily operations.

As a general matter, we believe the financial industry has taken a leadership role addressing year 2000 (Y2K) issues and this should help to inspire confidence among concerned investors. More specifically, Lord Abbett, Lord Abbett Distributor LLC and the Trust's transfer agent, custodian and other providers of services critical to the Trust have been actively working on reviewing and replacing or updating computer systems and computer-to-computer interfaces, as needed. Each has completed or is in the process of testing new or revised systems and interfaces and generally expects that their systems, as well as those of their key external service providers, will be ready to handle Y2K without significant problems. Furthermore, the Trust has been routinely taking companies' Y2K preparations into account when considering or reviewing investments.

In summary, while the Y2K problem is unprecedented and we cannot eliminate altogether the possibility that the Trust could be affected in some way, we are confident that all parties involved are taking appropriate steps to resolve Y2K concerns.

Important Information

Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIB"). A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets
FLORIDA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Prerefunded 18.36%        Bay Cnty FL Hosp Sys Rev Bay Med Ctr Proj 8% 10/1/2019             AAA       $   500       $    607,500

                          Charlotte Cnty FL Util Rev FGIC+ 6 3/4% 10/1/2013                  AAA           500            568,750

                          Cocoa FL Wtr & Swr Rev FGIC+ 5 7/8% 10/1/2022                      AAA         1,340          1,504,150

                          Dunedin FL Hosp Rev Mease Hlth Care MBIA+ 6 3/4% 11/15/2021        AAA         1,000          1,093,750

                          Manatee Cnty FL Pub Util Rev Ser 91A MBIA+ 6 3/4% 10/1/2013        AAA         1,000          1,091,250

                          Melbourne FL Wtr & Swr Rev Ser B FGIC+ 6.40% 10/1/2022             AAA         1,700          1,802,000

                          Orlando & Orange Cnty FL Expwy Rev FGIC+ 6 1/2% 7/1/2020           AAA           395            414,256

                          Palm Beach Cnty FL Hlth Fac Auth Rev Hosp Good Samaritan
                          MBIA+ 6.30% 10/1/2022                                              AAA         7,935          8,748,337

                          Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                           AAA         1,000          1,120,000

                          Tampa FL Rev Allegany Hlth Sys St Joseph MBIA+
                          6.70% 12/1/2018                                                    AAA         5,000          5,781,250

                          Venice FL Hlth Fac Rev Venice Hosp Inc Proj 6% 12/1/2014           AAA         1,400          1,569,750

                          Total                                                                                        24,300,993
-----------------------------------------------------------------------------------------------------------------------==========
General Obligation-       Florida St Brd Ed Cap Outlay Pub Ed Ser E 4 3/4% 6/1/2022           AA           750            717,187
State 1.49%

                          Puerto Rico Comwlth RIBS MBIA+ 7.88% 7/1/2008++                    AAA         1,100          1,252,625

                          Total                                                                                         1,969,812
-----------------------------------------------------------------------------------------------------------------------==========
General Obligation-
Local 1.73%               Dade Cnty FL Ser DD AMBAC+ 7.70% 10/1/2013                         AAA         1,000          1,310,000

                          Manatee Cnty FL Rev MBIA+ 5% 4/1/2017                              AAA         1,000            972,500

                          Total                                                                                         2,282,500
-----------------------------------------------------------------------------------------------------------------------==========
Education 2.75%           Florida St Brd Regt Univ Sys Impt Rev MBIA+ 5 5/8% 7/1/2019        AAA         1,300          1,381,250

                          Florida St Brd Ed Cap Outlay Pub Ed Ser B MBIA+ 4 1/2% 6/1/2028    AAA        2,500           2,256,250

                          Total                                                                                         3,637,500
-----------------------------------------------------------------------------------------------------------------------==========
Finance 4.13%             Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                       A         4,915          5,467,938
-----------------------------------------------------------------------------------------------------------------------==========
Health and Hospital       Alachua Cnty FL Hlth Fac Auth Rev Shands Teaching Hosp Ser A
13.64%                    MBIA+ 5.80% 12/1/2026                                              AAA         3,500          3,780,000

                          Charlotte Cnty FL Hlth Care Fac Rev FSA+ 7.385% 8/26/2027          AAA         7,500          8,625,000

                          Lee Cnty FL Hosp Brd Directors Rev Lee Mem Sys
                          Ser A MBIA+ 5 3/4% 4/1/2022                                        AAA         3,300          3,559,875

                          Suwannee Cnty FL Hlth Care Fac ACA+ 5 1/4% 4/1/2024                  A           500            487,500

                          Tampa FL Hosp Rev Cap Impt H Lee Moffitt Ser A 5 3/4% 7/1/2029       A         1,500          1,595,625

                          Total                                                                                        18,048,000
-----------------------------------------------------------------------------------------------------------------------==========
Housing 4.12%             Broward Cnty FL Hsg Fin Auth Multi Fam Rev Bridgewtr Ser A
                          AMT+++ 5.35% 10/1/2023                                               A         1,000          1,000,000

                          Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser E
                          FNMA/GNMA+ 7% 3/1/2024                                             Aaa            40             41,800

                          Dade Cnty FL Hsg Fin Auth Sing Fam Mtg Rev
                          FNMA/GNMA+ AMT+++ 6.70% 4/1/2028                                   AAA         1,000          1,061,250

                          Miami-Dade Cnty FL Hsg Fin Auth Multi Fam Rev AMT+++
                          5.45% 10/1/2038                                                      A         1,250          1,259,375

                          Orange Cnty FL Hsg Fin Auth Sing Fam Mtg Ser A
                          FNMA/GNMA+ AMT+++ 5.90% 9/1/2019                                   AAA           420            438,900

                          Orange Cnty FL Hsg Fin Auth Ser A1
                          FNMA/GNMA+ AMT+++ Zero Coupon 3/1/2028                             Aaa         1,000            208,750

                          Palm Beach Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Ser A
                          FNMA/GNMA+ AMT+++ 6.55% 4/1/2027                                   Aaa           870            923,288

                          Pinellas Cnty FL Hsg Fin Auth Sing Fam Hsg Rev
                          FNMA/GNMA+ AMT+++ Zero Coupon 3/1/2031                             Aaa         3,000            525,000

                          Total                                                                                         5,458,363
-----------------------------------------------------------------------------------------------------------------------==========
Industrial Revenue        Hillsborough Cnty FL Ind Dev Auth Poll Ctrl Rev Tampa
Bonds 4.29%               Elec 8% 5/1/2022                                                    AA         2,000          2,280,000

                          Puerto Rico Tel Auth Rev RIBS MBIA+ 6.91% 1/25/2007++              AAA         3,000          3,405,000

                          Total                                                                                         5,685,000
-----------------------------------------------------------------------------------------------------------------------==========

Statement of Net Assets
FLORIDA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Miscellaneous 10.74%      Brevard Cnty FL Sales Tax Rev MBIA+ 7% 12/1/2018                   AAA        $1,000       $  1,092,500

                          Broward Cnty FL Prof Sports Fac Tax Rev Civic Arena
                          Ser A MBIA+ 5 3/4% 9/1/2021                                        AAA         2,000          2,125,000

                          Jacksonville FL Sales Tax Rev River City Renaissance Proj
                          FGIC+ 5 3/8% 10/1/2018                                             AAA         2,685          2,758,837

                          Miami-Dade Cnty FL Prof Sports Franchise Fac Tax
                          MBIA+ 4 3/4% 10/1/2030                                             AAA         5,400          5,042,250

                          Ocoee FL Cap Impt Rev FSA+ 4 3/4% 10/1/2028                        AAA           790            742,600

                          Ocoee FL Rev MBIA+ 4 1/2% 10/1/2023                                AAA         1,330          1,213,625

                          Orange Cnty FL Tourist Dev Tax Rev AMBAC+ 6% 10/1/2016             AAA           710            733,075

                          Tampa FL Sports Auth Rev Gtd Pkg Tampa Bay Arena
                          Proj MBIA+ 6% 10/1/2015                                            AAA           450            513,562

                          Total                                                                                        14,221,449
---------------------------------------------------------------------------------------------------------------------============
Pollution Control         Citrus Cnty FL Poll Ctrl Rev FL Pwr Corp
Revenue 4.72%             MBIA+ 6 5/8% 1/1/2027                                              AAA         5,780          6,242,400
---------------------------------------------------------------------------------------------------------------------============
Power 6.43%               Okeechobee FL Util Auth Sys Rev Acquisition &Impt
                          MBIA+ 5.60% 10/1/2025                                              AAA           825            910,594

                          Pembroke Pines FL Cap Impt Rev AMBAC+ 5 1/4% 12/1/2026             Aaa         1,000          1,015,000

                          Royal Palm Beach FL Util Sys Rev MBIA+ 4 1/2% 10/1/2022            Aaa         3,650          3,344,313

                          St Petersburg FL Pub Util Rev 5.60% 10/1/2015                       AA           500            524,375

                          Tampa Bay Wtr FL Util Sys Rev Ser B FGIC+ 4 3/4% 10/1/2027         AAA         2,895          2,721,300

                          Total                                                                                         8,515,582
---------------------------------------------------------------------------------------------------------------------============
Transportation 15.14%     Dade Cnty FL Aviation Rev Ser A MBIA+ AMT+++ 5 3/4% 10/1/2018      AAA         1,825          1,943,625

                          Ocoee FL MBIA+ 4 1/2% 10/1/2028                                    AAA         3,805          3,434,013

                          Palm Beach Cnty FL Arpt Sys Rev MBIA+ 7 3/4% 10/1/2010             AAA         1,290          1,422,225

                          Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                          MBIA+ 4 3/4% 7/1/2038                                              AAA         5,000          4,768,750

                          Santa Rosa Bay Brdg Auth FL Rev Zero Coupon 7/1/2015               BBB         3,140          1,334,500

                          Santa Rosa Bay Brdg Auth FL Rev ACA+ Zero Coupon 7/1/2022          BBB         3,000            858,750

                          Santa Rosa Bay Brdg Auth FL Rev 6 1/4% 7/1/2028                    BBB         1,000          1,090,000

                          Santa Rosa Bay Brdg Auth FL Rev ACA+ 6 1/4% 7/1/2028                 A         4,700          5,193,500

                          Total                                                                                        20,045,363
---------------------------------------------------------------------------------------------------------------------============
Water and Sewer 14.68%    Broward Cnty FL Wtr & Swr Util Rev FGIC+ 6% 10/1/2020              AAA         2,500          2,618,750

                          Clearwater FL Wtr & Swr Rev FGIC+ Zero Coupon 12/1/2016            AAA         3,640          1,506,050

                          Cnty Wtr-Swr Dist Collier Cnty FL Wtr Rev Ser B
                          FGIC+ 5 1/8% 7/1/2016                                              AAA           335            340,444

                          Cocoa FL Wtr & Swr Rev FGIC+ 4 1/2% 10/1/2026                      AAA         1,500          1,359,375

                          Indian River Cnty FL Wtr & Swr Rev FGIC+ 5 1/2% 9/1/2016           AAA           475            502,312

                          Orlando FL Util Cmnty Wtr & Elec Rev Ser A 5 1/4% 10/1/2023         Aa         4,625          4,677,031

                          Panama City FL Wtr & Swr Rev MBIA+ 5 5/8% 10/1/2016                AAA         1,000          1,062,500

                          Tampa Bay Wtr FL Util Sys Ser A FGIC+ 4 3/4% 10/1/2027             AAA         3,415          3,210,100

                          Tampa FL Solid Waste Sys Rev McKay Bay Ref To Energy Ser B
                          AMBAC+ AMT+++ 5% 10/1/2021                                         AAA         4,250          4,159,688

                          Total                                                                                        19,436,250
---------------------------------------------------------------------------------------------------------------------============
                          Total Municipal Bonds 102.22% (Cost $130,131,863)                                           135,311,150
=================================================================================================================================
Cash and Receivables, Net of Liabilities (2.22)%                                                                       (2,936,152)
=================================================================================================================================
Net Assets 100.00%                                                                                                   $132,374,998
=================================================================================================================================
                          Class A Shares-Net asset value ($125,288,431 divided by 25,381,995 shares outstanding)            $4.94
                          Maximum offering price (net asset value plus sales charge of 4.75% of the offering price)         $5.19
                          Class C Shares-Net asset value ($7,086,567 divided by 1,434,505 shares outstanding)               $4.94

            + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1999.
            +++ Income from these securities may be subject to the Alternative Minimum Tax. (AMT)

                  See Notes to Financial Statements.

Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Prerefunded 25.43%        Bethlehem PA Area Sch Dist MBIA+ 6% 3/1/2016                       AAA        $1,000       $  1,110,000

                          Lycoming Cnty PA MBIA+ 5.80% 11/15/2022                            AAA         3,050          3,389,313

                          Northeastern PA Hosp & Ed Auth Luzerne Cnty Cmty College
                          AMBAC+ 6 5/8% 8/15/2015                                            AAA         2,000          2,265,000

                          Pennsylvania Conv Ctr Auth Rev Ser A FGIC+ 6.70% 9/1/2016          AAA           855          1,033,481

                          Pennsylvania Intergovt Coop Auth Spl Tax Rev Funding Prog
                          FGIC+ 6 3/4% 6/15/2021                                             AAA         2,000          2,292,500

                          Pennsylvania St Higher Ed Fac Auth Ser A 6 5/8% 8/15/2009          AAA           500            553,125

                          Philadelphia Penn Gas Wks Rev Twelfth Ser B MBIA+ 7% 5/15/2020     AAA         2,220          2,677,875

                          Puerto Rico Comwlth 6.45% 7/1/2017                                 AAA         1,900          2,158,875

                          Puerto Rico Comwlth MBIA+ 6.45% 7/1/2017                           AAA           700            795,375

                          Puerto Rico Comwlth 7.70% 7/1/2020                                 AAA         2,025          2,164,219

                          Puerto Rico Comwlth 6 1/2% 7/1/2023                                AAA         1,000          1,138,750

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser N 7 1/8% 7/1/2014            AAA           365            372,621

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBS
                          FSA+ 9.315% 7/1/2018                                               AAA         1,500          1,891,875

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6 1/8% 7/1/2021            AAA           500            564,375

                          Puerto Rico Elec Pwr Auth Pwr Rev RIBS
                          FSA+ 8.428% 7/1/2023                                               AAA         3,000          3,495,000

                          Scranton-Lackawanna PA Hlth & Welfare Auth Rev Univ Scranton
                          AMBAC+ 6.80% 11/1/2014                                             AAA           500            561,250

                          Total                                                                                        26,463,634
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Puerto Rico Comwlth Ser A 6% 7/1/2014                                A         1,000          1,070,000
State 1.03%
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Burrell PA Sch Dist FGIC+ 5.65% 11/15/2016                         AAA         1,500          1,638,750
Local 10.88%

                          Cambria Cnty PA FGIC+ 5 1/2% 8/15/2016                             AAA           500            525,625

                          Council Rock PA Sch Dist FGIC+ 4 3/4% 11/15/2017                   AAA         1,000            971,250

                          Interboro Sch Dist PA Delaware Cnty MBIA+ 5 3/8% 8/15/2025         AAA         1,000          1,017,500

                          Lancaster PA Ser A FGIC+ 4 1/2% 5/1/2028                           AAA         2,000          1,802,500

                          Philadelphia PA Sch Dist Ser A MBIA+ 4 1/2% 4/1/2023               AAA         1,000            912,500

                          Philadelphia PA Sch Dist Ser A MBIA+ 4 3/4% 4/1/2027               AAA         1,550          1,457,000

                          Philadelphia PA Sch Dist Ser B 5 3/8% 4/1/2027                     AAA         1,000          1,018,750

                          West Mifflin PA Area Sch Dist FGIC+ 4 7/8% 2/15/2023               AAA         1,000            963,750

                          Wilkes-Barre PA Area Sch Dist FGIC+ 5 1/4% 4/1/2016                AAA         1,000          1,018,750

                          Total                                                                                        11,326,375
---------------------------------------------------------------------------------------------------------------------============
Education 8.98%           Allegheny Cnty PA Higher Ed Bldg Auth Rev Robert Morris
                          ACA+ 6% 5/1/2028                                                     A         1,000          1,128,750

                          Delaware Cnty PA Auth Univ Rev Villanova Univ
                          AMBAC+ 5.80% 8/1/2025                                              AAA         1,600          1,714,000

                          Lehigh Cnty PA Gen Purp Auth Rev St Francis De Sales Ser A
                          AMBAC+ 5% 12/15/2020                                               AAA           500            491,875

                          New Wilmington PA Muni Auth Rev Westminster College
                          ACA+ 5.35% 3/1/2028                                                  A         1,000          1,001,250

                          Pennsylvania St Higher Ed Asst Agy Student Ln Rev
                          RIBS AMBAC+ AMT+++ 8.797% 3/1/2022                                 AAA         3,000          3,555,000

                          Pennsylvania St Higher Ed Fac Auth Rev Gwynedd Mercy College
                          Asset Gty+ 5.30% 11/1/2029                                          AA         1,110          1,096,125

                          Pennsylvania St Higher Ed Fac Auth Ser A MBIA+ 6 5/8% 8/15/2009    AAA           325            356,687

                          Total                                                                                         9,343,687
---------------------------------------------------------------------------------------------------------------------============
Finance 1.35%             Delaware VY PA Regl Fin Auth Loc Govt Rev Ser C
                          AMBAC+ 7 3/4% 7/1/2027                                             AAA         1,000          1,403,750
---------------------------------------------------------------------------------------------------------------------============
Health and Hospital       Chester Cnty PA Hlth & Ed Fac Auth Hlth Sys
13.61%                    RIBS AMBAC+ 7.72% 5/15/2020                                        AAA         2,600          2,769,000

                          Delaware Cnty PA Auth Hosp Rev Crozer Chester
                          Med Ctr ACA+ 5 3/8% 12/1/2018                                        A         1,000          1,010,000

                          Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                          ACA+ 5.30% 12/1/2027                                                 A         1,000            995,000

Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
                          Montgomery Cnty PA Higher Ed & Hlth Auth Redeemer Hlth Ser A
                          AMBAC+ 5 1/4% 10/1/2017                                            AAA        $1,000       $  1,021,250

                          Northeastern PA Hosp & Ed Auth Sch Rev Wyo Seminary Proj
                          MBIA+ 4 3/4% 10/1/2028                                             AAA         1,500          1,408,125

                          Philadelphia PA Auth Ind Dev Rev Natl Board Med Examiners
                          MBIA+ 4.60% 5/1/2012                                               AAA         1,000            988,750

                          Pottsville PA Hosp Auth Hosp Rev
                          Hosp & Warne Clinic ACA+ 5 5/8% 7/1/2024                             A           500            513,125

                          Puerto Rico Ind Tourist Ed Mutuo Oblig Grp
                          Ser A MBIA+ 6 1/4% 7/1/2024                                        AAA           850            941,375

                          Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                      A           770            841,225

                          Sayre PA Hlth Care Fac Auth Rev Tioga Nursing
                          Fac Ser A AMBAC+ 7 1/4% 10/1/2018                                  AAA         1,500          1,550,550

                          Scranton-Lackawanna PA Hlth & Welfare Auth Rev
                          Hosp M Taylor 6.20% 7/1/2017                                       BBB         1,055          1,077,419

                          West Shore PA Area Hosp Auth Holy Spirit Hosp Proj
                          MBIA+ 5.70% 1/1/2022                                               AAA         1,000          1,047,500

                          Total                                                                                        14,163,319
---------------------------------------------------------------------------------------------------------------------============
Housing 6.36%             Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 43
                          AMT+++ 7.40% 10/1/2014                                              AA         1,000          1,082,500

                          Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 41B
                          AMT+++ 6.65% 4/1/2025                                               AA         1,000          1,063,750

                          Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 42
                          AMT+++ 6.85% 4/1/2025                                               AA         2,000          2,140,000

                          Pennsylvania Hsg Fin Agy Sing Fam Mtg Ser 59A
                          AMT+++ 5.80% 10/1/2029                                              AA         2,250          2,334,375

                          Total                                                                                         6,620,625
---------------------------------------------------------------------------------------------------------------------============
Industrial Revenue        Allegheny Cnty PA Ind Dev Auth Rev
Bonds 8.24%               Environmental Impt USX Proj 6.10% 7/15/2020                        Baa         1,000          1,052,500

                          Beaver Cnty PA Ind Dev Auth Poll Ctrl Rev OH Edison
                          Ser A FGIC+ 7 3/4% 9/1/2024                                        AAA         1,950          2,014,994

                          Beaver Cnty PA Ind Dev Auth Exempt Fac Rev Ship Port Ser A
                          AMBAC+ AMT+++ 5 3/8% 6/1/2028                                      AAA         1,000          1,007,500

                          Bradford Cnty PA Ind Dev Auth Intl Paper Co Proj
                          Ser A AMT+++ 6.60% 3/1/2019                                          A         1,250          1,365,625

                          Bucks Cnty PA Ind Dev Auth USX Corp Proj 5.60% 3/1/2033            Baa         1,000            993,750

                          Philadelphia PA Auth Ind Dev Rev Ed Cmnty Foreign Med Grads
                          MBIA+ 5% 6/1/2015                                                  AAA           500            503,750

                          Puerto Rico Ind Med & Envirml Poll Ctrl Motorola
                          Ser A 6 3/4% 1/1/2014*                                              AA         1,500          1,642,500

                          Total                                                                                         8,580,619
---------------------------------------------------------------------------------------------------------------------============
Miscellaneous 6.60%       Delaware VY PA Regl Fin Auth Loc Govt Rev Ser A
                          AMBAC+ 5 1/2% 8/1/2028                                             AAA         5,500          5,891,875

                          Pennsylvania Intergovt Coop Auth Spl Tax Rev Funding Prog
                          FGIC+ 5% 6/15/2021                                                 AAA         1,000            980,000

                          Total                                                                                         6,871,875
---------------------------------------------------------------------------------------------------------------------============
Power 5.52%               Pennsylvania Econ Dev Recov Northhampton Gen
                          Ser A AMT+++ 6.60% 1/1/2019                                        BBB         1,500          1,595,625

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6% 7/1/2015                BBB         1,000          1,082,500

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024           BBB         1,500          1,417,500

                          York Cnty PA Ind Dev Auth Poll Ctrl Rev Elec & Gas
                          Ser A MBIA+ 6.45% 10/1/2019                                        AAA         1,475          1,648,312

                          Total                                                                                         5,743,937
---------------------------------------------------------------------------------------------------------------------============
Transportation 7.70%      Delaware River Port Auth PA & NJ Port Dist Proj
                          Ser B MBIA+ 4 3/4% 1/1/2017                                        AAA           800            782,000

                          Pennsylvania St Tpk Comm Oil Franchise Tax Rev Ser A
                          AMBAC+ 4 3/4% 12/1/2027                                            AAA         2,415          2,285,194

                          Pennsylvania St Tpk Comm Tpk Rev Ser N MBIA+ 5 1/2% 12/1/2017      AAA         1,000          1,023,750

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          Ser V 6 5/8% 7/1/2012                                                A         2,615          2,843,813

                          Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7% 7/1/2014           AAA         1,000          1,080,000

                          Total                                                                                         8,014,757
---------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.71%     Erie PA Wtr Auth Wtr Rev FGIC+ 5% 12/1/2015                        AAA         1,000          1,007,500

                          North Penn PA Wtr Auth FGIC+ 7% 11/1/2024                          AAA         1,150          1,335,437

Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
                          Varminster Twp PA Auth Swr & Wtr Rev AMBAC+ 4 3/4% 3/1/2023        AAA        $  500       $    473,750
                          Total                                                                                         2,816,687
                          -------------------------------------------------------------------------------------------============
                          Total Municipal Bonds 98.41%  (Cost $97,177,228)                                            102,419,265
=================================================================================================================================
Cash and Receivables, Net of Liabilities 1.59%                                                                          1,650,897
=================================================================================================================================
Net Assets 100.00%                                                                                                   $104,070,162
=================================================================================================================================
                          Net asset value ($104,070,162 / 19,881,225 shares outstanding)                                    $5.23
                          Maximum offering price (net asset value plus sales charge of
                          4.75% of the offering price)                                                                      $5.49

            *     Restricted security under Rule 144A.
            + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1999.
            +++ Income from these securities may be subject to the Alternative Minimum Tax. (AMT)

                  See Notes to Financial Statements.

Statement of Net Assets
MICHIGAN SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Prerefunded 21.05%        Huron Valley MI Sch Dist FGIC+ 5 3/4% 5/1/2022                     AAA        $  250         $  275,625

                          Kent Hosp MI Fin Auth Hlth Car Rev Butterworth Hlth Sys Ser A
                          MBIA+ 5 5/8% 1/15/2026                                             AAA           800            881,000

                          Lake Orion MI Cmnty Sch Dist AMBAC+ 7% 5/1/2020                    AAA         1,050          1,223,250

                          Lincoln Pk MI Sch Dist FGIC+ 5.90% 5/1/2026                        AAA           500            556,875

                          Michigan St Hosp Fin Auth Rev Sistr of Mercy
                          Hlth Corp Ser J 7 1/2% 2/15/2018                                    AA         1,650          1,792,313

                          Plymouth-Canton MI Cmnty Sch Dist Ser C 6 1/2% 5/1/2016            AAA         1,000          1,096,250

                          Puerto Rico Comwlth 6.45% 7/1/2017                                 AAA         1,500          1,704,375

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser TRIBS
                          FSA+ 9.315% 7/1/2018                                               AAA           500            630,625

                          Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++             AAA           900          1,033,875

                          Riverview MI Cmnty Sch Dist FGIC+ 6.55% 5/1/2014                   AAA           500            547,500

                          Romulus MI Cmnty Schs Ser II FGIC+ 6.40% 5/1/2017                  AAA           500            547,500

                          Royal Oak MI Hosp Fin Auth WN Beaumont Hosp
                          Ser D 6 3/4% 1/1/2020                                               AA           500            535,000

                          South Redford MI Sch Dist FGIC+ 5 1/2% 5/1/2022                    AAA           250            271,250

                          Tri Cnty MI Area Sch Dist MBIA+ 6 7/8% 5/1/2016                    AAA           500            538,750

                          Total                                                                                        11,634,188
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Puerto Rico Comwlth Pub Impt 5 1/4% 7/1/2018                         A         1,000          1,035,000
State 3.73%

                          Puerto Rico Comwlth 5 3/8% 7/1/2025                                  A         1,000          1,026,250

                          Total                                                                                         2,061,250
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Alpena MI Pub Schs MBIA+ 5 5/8% 5/1/2022                           AAA           500            546,875
Local 24.29%

                          Big Rapids MI Pub Sch Dist FSA+ 4 3/4% 5/1/2025                    AAA         1,500          1,413,750

                          Chippewa Valley MI Schs AMBAC+ 4 3/4% 5/1/2023                     AAA           500            473,125

                          Coopersville Area MI Pub Sch MBIA+ 5% 5/1/2029                     AAA           500            486,250

                          Decatur MI Pub Schs Van Burn Cass Cntys FSA+ 5% 5/1/2029           AAA         1,000            972,500

                          Ecorse MI Pub Sch Dist FGIC+ 5 1/2% 5/1/2027                       AAA         2,000          2,080,000

                          Hastings MI Sch Dist FGIC+ 5 5/8% 5/1/2018                         AAA         1,000          1,092,500

                          Holly MI Area Sch Dist FGIC+ 5% 5/1/2022                           AAA         1,250          1,226,562

                          Lakeview MI Cmnty Schs FGIC+ 5.60% 5/1/2022                        AAA           500            531,250

                          Muskegon Heights MI Pub Schs MBIA+ 4 3/4% 5/1/2016                 AAA           530            517,413

Statement of Net Assets
MICHIGAN SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
                          Muskegon Heights MI Pub Schs MBIA+ 5% 5/1/2029                     AAA        $1,000       $    972,500

                          Saline MI Area Schs FGIC+ 5 1/2% 5/1/2015                          AAA           750            785,625

                          South Lyon MI Cmnty Sch FGIC+ 4 3/4% 5/1/2023                      AAA         1,500          1,419,375

                          South Redford MI Sch Dist FGIC+ 5 1/2% 5/1/2022                    AAA           375            388,594

                          Wayne Cnty MI Bldg Auth Cap Impt Ser A MBIA+ 5 1/4% 6/1/2016       AAA           500            515,000

                          Total                                                                                        13,421,319
---------------------------------------------------------------------------------------------------------------------============
Education 2.76%           Central MI Univ Rev FGIC+ 5% 10/1/2023                             AAA         1,000            973,750

                          Michigan Higher Ed Student Ln Auth Rev Student Ln XVII Ser A
                          AMBAC+ AMT+++ 5 3/4% 6/1/2013                                      AAA           250            258,750

                          Puerto Rico Indl Tourist Ed Med & American Univ
                          Ser A MBIA+ 5% 10/1/2022                                           AAA            40             39,600

                          Saginaw Valley St Univ MI Rev AMBAC+ 5.30% 7/1/2028                AAA           250            252,812

                          Total                                                                                         1,524,912
---------------------------------------------------------------------------------------------------------------------============
Health and Hospital       Kalamazoo MI Hosp Fin Auth Fac Rev RIBS
11.37%                    FGIC+ 7.013% 6/1/2011                                              AAA         4,000          4,315,000

                          Michigan St Hosp Fin Auth Rev Holland
                          Cmnty Hosp AMBAC+ 5 5/8% 1/1/2028                                  AAA           250            261,562

                          Puerto Rico Ind Tourist Ed Ryder Mem Hosp Proj
                          Ser A 6.70% 5/1/2024                                               BBB         1,575          1,704,938

                          Total                                                                                         6,281,500
---------------------------------------------------------------------------------------------------------------------============
Housing 5.88%             Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                      AA           500            525,000

                          Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                      AA           650            681,687

                          Michigan St Hsg Dev Auth Ser A AMBAC/FHA+ AMT+++ 6.05% 12/1/2027   AAA         1,000          1,051,250

                          Michigan St Hsg Dev Auth Ser E AMT+++ 6.20% 12/1/2027               AA           950            991,562

                          Total                                                                                         3,249,499
---------------------------------------------------------------------------------------------------------------------============
Industrial Revenue        Kalamazoo MI Hosp Fin Auth Fac Rev Bronson Methodist Hosp
Bonds 5.65%               MBIA+ 5 1/4% 5/15/2018                                             Aaa         1,000          1,011,250

                          Michigan St Strategic Fd Ltd Oblig Rev Waste Mgmt Inc Proj
                          AMT+++ 6 5/8% 12/1/2012                                            BBB         1,000          1,077,500

                          Puerto Rico Ind Med & Envirml Poll Ctrl
                          Warner Lambert 7.60% 5/1/2014                                        A         1,000          1,033,130

                          Total                                                                                         3,121,880
---------------------------------------------------------------------------------------------------------------------============
Miscellaneous 6.38%       Michigan Muni Bd Auth Rev AMBAC+ 4.85% 11/1/2016                   AAA           755            743,675

                          Michigan Muni Bd Auth Rev AMBAC+ 6 3/4% 11/1/2014                  AAA         1,500          1,734,375

                          Michigan Muni Bd Auth Rev Ser B 5 5/8% 10/1/2019                    AA         1,000          1,048,750

                          Total                                                                                         3,526,800
---------------------------------------------------------------------------------------------------------------------============
Power 6.05%               Michigan St Strategic Fd Disp Rev Genesee Pwr Station
                          AMT+++ 7 1/2% 1/1/2021                                             BBB*          500            538,125

                          Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed
                          Ser BB MBIA+ 7% 7/15/2008                                          AAA           500            599,375

                          Michigan St Strategic Fd Ltd Oblig Rev Detroit Ed
                          Ser BB AMBAC+ 7% 5/1/2021                                          AAA           500            625,625

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser Z MBIA+ 5 1/2% 7/1/2016      AAA         1,500          1,576,875

                          Total                                                                                         3,340,000
---------------------------------------------------------------------------------------------------------------------============
Transportation 12.74%     Kent Cnty MI Arpt Fac Rev Kent Cnty Intl Arpt 5% 1/1/2020          AAA         1,155          1,139,119

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          Ser V 6 5/8% 7/1/2012                                                A         1,500          1,631,250

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          RIBS 6.84% 7/1/2026++                                              AAA         1,500          1,734,375

                          Puerto Rico Comwlth Hwy & Transn Auth Transn Rev 5% 7/1/2028         A         1,500          1,458,750

                          Wayne Charter Cnty MI Arpt Rev Detroit Met Arpt Ser B
                          MBIA+ AMT+++ 6 3/4% 12/1/2021                                      AAA         1,000          1,077,500

                          Total                                                                                         7,040,994
                          -------------------------------------------------------------------------------------------============
                          Total Municipal Bonds 99.90%  (Cost $53,013,894)                                             55,202,342
=================================================================================================================================

Statement of Net Assets
MICHIGAN SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Other Assets, Less
Liabilities .10%
=================================================================================================================================
Cash                                                                                                                 $  2,161,781
=================================================================================================================================
Receivable for:           Securities sold                                                                               3,215,420

                          Interest                                                                                      1,090,721

                          Capital stock sold                                                                              123,237

                          Total Other Assets                                                                            6,591,159
---------------------------------------------------------------------------------------------------------------------------------
Payable for:              Securities purchased                                                                          6,288,913

                          Distributions                                                                                   157,317

                          Capital stock reacquired                                                                         27,558

                          Other                                                                                            62,129

                          Total Liabilities                                                                             6,535,917
                          -------------------------------------------------------------------------------------------------------
                          Total Other Assets, Less Liabilities                                                             55,242
=================================================================================================================================
Net Assets 100.00%                                                                                                    $55,257,584
=================================================================================================================================
                          Net asset value ($55,257,584 / 10,728,537 shares outstanding)                                     $5.15

                          Maximum offering price (net asset value plus sales charge of
                          4.75% of the offering price)                                                                      $5.41

            * This security has not been rated by an independent ratings service, but is, in Lord Abbett's opinion, of comparable quality.
            + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1999.
            +++ Income from these securities may be subject to the Alternative Minimum Tax. (AMT)

                  See Notes to Financial Statements.

Statement of Net Assets
GEORGIA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================
Prerefunded 22.98%        Albany GA Swr Sys Rev MBIA+ 6 5/8% 7/1/2017                        AAA       $   100        $   110,500

                          Atlanta GA Ser A 6 1/8% 12/1/2023                                  AAA         2,000          2,245,000

                          Burke Cnty GA Dev Auth Poll Ctrl Rev GA Pwr Co 1st Ser
                          MBIA+ 6.60% 7/1/2024                                               AAA            50             51,184

                          Chatham Cnty GA Sch Dist MBIA+ 6 3/4% 8/1/2020                     AAA         1,035          1,173,431

                          Metropolitan Atlanta GA Rapid Tran Auth Sales Tax Rev
                          Ser O 6.55% 7/1/2020                                               AAA         1,000          1,078,750

                          Puerto Rico Elec Pwr Auth Pwr Rev Ser TRIBS FSA+ 9.315% 7/1/2018   AAA         1,000          1,261,250

                          Savannah GA Economic Dev Aut Zero Coupon 12/1/2021                 AAA         1,000            281,250

                          Total                                                                                         6,201,365
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Georgia St Ser C 6 1/4% 8/1/2013                                   AAA           350            409,500
State 2.55%

                          Puerto Rico Comwlth RIBS FSA+ 7.982% 7/1/2020++                    AAA           250            278,750

                          Total                                                                                           688,250
---------------------------------------------------------------------------------------------------------------------============
General Obligation-       Columbia Cnty GA Courthouse/Detention Ctr Proj 5 5/8% 2/1/2020       A           750            795,938
Local 9.95%

                          De Kalb Cnty GA 6% 1/1/2020                                         AA           250            267,188

                          Fayette Cnty GA Sch Dist 6 1/8% 3/1/2015                            Aa           500            550,000

                          Fulton Cnty GA Sch Dist 5 1/2% 1/1/2021                             AA         1,000          1,071,250

                          Total                                                                                         2,684,376
---------------------------------------------------------------------------------------------------------------------============
Health and Hospital       Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86A
2.64%                     MBIA+ Zero Coupon 8/1/2015                                         AAA           395            163,431

                          Glynn-Brunswick GA Mem Hosp Auth Rev Southeast GA Hlth
                          MBIA+ 6% 8/1/2016                                                  AAA           500            548,750

                          Total                                                                                           712,181
---------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
GEORGIA SERIES April 30, 1999

                                                                                                     Principal
                                                                                          S&P or        Amount
                          Investments                                                    Moody's          (000)             Value
=================================================================================================================================

Housing 3.69%             De Kalb Cnty GA Hsg Auth Multi Fam Rev Lakes At Indian Creek
                          FSA+ AMT+++ 7.15% 1/1/2025                                         AAA        $  500         $  561,250

                          Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A2
                          FHA+ AMT+++ 6.40% 12/1/2015                                        AAA           200            212,000

                          Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A Sub A2
                          FHA+ AMT+++ 6.45% 12/1/2027                                        AAA           210            223,125

                          Total                                                                                           996,375
---------------------------------------------------------------------------------------------------------------------============
Industrial Revenue        Albany Dougherty GA Payroll Dev Auth Procter & Gamble
Bonds 7.39%               AMT+++ 5.20% 5/15/2028                                              AA         2,000          1,995,000
---------------------------------------------------------------------------------------------------------------------============
Miscellaneous 10.53%      Cartersville GA Dev Auth Rev Swr Fac Anheuser Busch
                          AMT+++ 6 1/8% 5/1/2027                                               A         1,000          1,087,500

                          Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                          MBIA+ 5 5/8% 10/1/2026                                             AAA         1,600          1,754,000

                          Total                                                                                         2,841,500
---------------------------------------------------------------------------------------------------------------------============
Pollution Control         Burke Cnty GA Dev Auth Poll Ctrl Rev GA Pwr Co 2nd Ser
Revenue 7.35%             AMBAC+ 5 1/4% 5/1/2034                                             AAA         1,000            990,000

                          Burke Cnty GA Dev Auth Poll Ctrl Rev GA Pwr Co 3rd Ser
                          AMT+++ 5.45% 5/1/2034                                                A         1,000            992,500

                          Total                                                                                         1,982,500
---------------------------------------------------------------------------------------------------------------------============
Solid Waste .41%          Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT+++ 6.40% 1/1/2015       AAA           100            110,875
---------------------------------------------------------------------------------------------------------------------============
Transportation 23.32%     Atlanta GA Arpt Facs Rev Cap Apprec Bds MBIA+
                          AMT+++ Zero Coupon 1/1/2010                                        AAA         1,500            866,985

                          Metropolitan Atlanta GA Rapid Tran Auth Sales Tax Rev Ser P
                          AMBAC+ 6 1/4% 7/1/2020                                             AAA         1,625          1,880,938

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          Ser Y 5 1/2% 7/1/2036                                                A         2,000          2,117,500

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          Ser A 4 3/4% 7/1/2038                                                A           500            474,375

                          Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev
                          Ser A MBIA+ 4 3/4% 7/1/2038                                        AAA         1,000            953,750

                          Total                                                                                         6,293,548
---------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.06%     Carroll Cnty GA Wtr Auth Wtr & Swr Rev AMBAC+ 4 3/4% 7/1/2022      Aaa           500            473,750

                          Douglasville-Douglas Cnty GA Wtr & Swr Auth Rev
                          FGIC+ 4 1/2% 6/1/2023                                              AAA           500            458,750

                          Fulton Cnty GA Wtr & Swr Rev FGIC+ 4 3/4% 1/1/2028                 AAA           750            704,062

                          Total                                                                                         1,636,562
                          -------------------------------------------------------------------------------------------============
                          Total Municipal Bonds 96.87%  (Cost $25,461,135)                                             26,142,532
=================================================================================================================================
Other Assets, Less Liabilities 3.13%
=================================================================================================================================
Cash                                                                                                                 $  2,097,847
=================================================================================================================================
Receivable for:           Securities sold                                                                                 508,146

                          Interest                                                                                        384,405

                          Capital stock sold                                                                               72,805

                          Total Other Assets                                                                            3,063,203
---------------------------------------------------------------------------------------------------------------------------------
Payable for:              Securities purchased                                                                          1,993,076

                          Capital stock reacquired                                                                        125,953

                          Distributions                                                                                    85,219

                          Other                                                                                            12,985

                          Total Liabilities                                                                             2,217,233
                          -------------------------------------------------------------------------------------------------------
                          Total Other Assets, Less Liabilities                                                            845,970
=================================================================================================================================
Net Assets 100.00%                                                                                                    $26,988,502
=================================================================================================================================
                          Net asset value ($26,988,502 / 5,039,625 shares outstanding)                                      $5.36

                          Maximum offering price (net asset value plus sales charge of
                          4.75% of the offering price)                                                                      $5.63

            + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
            ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1999.
            +++ Income from these securities may be subject to the Alternative Minimum Tax. (AMT)

                  See Notes to Financial Statements.

Statements of Operations

                                                                                                    Six Months Ended April 30, 1999
                                                                  -----------------------------------------------------------------
                                                                      Florida      Pennsylvania          Michigan           Georgia
Investment Income                                                      Series            Series            Series            Series
===================================================================================================================================
Income    Interest                                                $ 3,989,553       $ 2,918,421        $1,616,648         $ 603,177
          -------------------------------------------------------------------------------------------------------------------------
Expenses  Management fee                                              345,022           254,302           132,579            61,055
          Management fee waived                                            --                --                --           (61,055)
          12b-1 distribution plan-Class A                             181,012           127,495                --                --
          12b-1 distribution plan-Class C                              34,306                --                --                --
          Shareholder servicing                                        45,290            35,066            26,072             9,406
          Reports to shareholders                                      10,786             7,988             4,308             1,469
          Professional                                                 21,084            14,649            10,287             5,706
          Registration                                                  1,481             1,186               741               593
          Directors' fees                                               2,220             1,448               845               216
          Organization                                                     --                --                --               193
          Other                                                        15,238             8,445             6,929             5,531
          Total expenses                                              656,439           450,579           181,761            23,114
          -------------------------------------------------------------------------------------------------------------------------
          Net investment income                                     3,333,114         2,467,842         1,434,887           580,063
          -------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Net realized gain from investment transactions                      1,072,655            84,917           176,721            49,073
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments               (2,521,005)         (867,462)         (626,129)         (236,174)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    (1,448,350)         (782,545)         (449,408)         (187,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $ 1,884,764        $1,685,297          $985,479          $392,962
===================================================================================================================================

            See Notes to Financial Statements.

                               Statements of Changes in Net Assets

                                                                     Six Months Ended April 30, 1999
                                      ---------------------------------------------------------------
Increase (Decrease)                         Florida     Pennsylvania        Michigan         Georgia
in Net Assets                                Series           Series          Series          Series
=====================================================================================================
Operations
Net investment income                 $   3,333,114    $   2,467,842    $  1,434,887    $    580,063
Net realized gain from
investment transactions                   1,072,655           84,917         176,721          49,073
Net change in unrealized
appreciation of investments              (2,521,005)        (867,462)       (626,129)       (236,174)
Net increase in net assets
resulting from operations                 1,884,764        1,685,297         985,479         392,962
-----------------------------------------------------------------------------------------------------
Distributions to
shareholders from
Net investment income                    (3,138,560)      (2,566,165)     (1,292,836)       (589,902)
Net realized gain from
investment transactions                          --               --              --        (156,238)
Total distributions                      (3,138,560)      (2,566,165)     (1,292,836)       (746,140)
-----------------------------------------------------------------------------------------------------
Capital Share transactions
Net proceeds from sales of shares         8,618,163        6,031,964       4,682,921       9,173,478
Net asset value of shares issued to
shareholders in reinvestment of
dividends and distributions               1,409,467        1,150,169         782,353         595,420
Total                                    10,027,630        7,182,133       5,465,274       9,768,898
-----------------------------------------------------------------------------------------------------
Cost of shares reacquired               (10,965,567)      (5,137,667)     (3,038,858)     (2,191,676)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
derived from share transactions            (937,937)       2,044,466       2,426,416       7,577,222
-----------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets                            (2,191,733)       1,163,598       2,119,059       7,224,044
-----------------------------------------------------------------------------------------------------
Net Assets
Beginning of period                     134,566,731      102,906,564      53,138,525      19,764,458
End of period+                        $ 132,374,998    $ 104,070,162    $ 55,257,584    $ 26,988,502
=====================================================================================================

                                                                         Year Ended October 31, 1998
                                      ---------------------------------------------------------------
Increase (Decrease)                        Florida     Pennsylvania         Michigan         Georgia
in Net Assets                               Series           Series           Series          Series
====================================================================================================
Operations
Net investment income                 $   6,590,565    $   5,009,861    $  2,657,453    $    854,695
Net realized gain from
investment transactions                   2,832,040          376,860          47,231         169,461
Net change in unrealized
appreciation of investments                 342,625        2,421,388       1,185,432         401,895
Net increase in net assets
resulting from operations                 9,765,230        7,808,109       3,890,116       1,426,051
----------------------------------------------------------------------------------------------------
Distributions to
shareholders from
Net investment income                    (6,640,787)      (5,096,457)     (2,665,343)       (838,393)
Net realized gain from
investment transactions                          --               --              --        (204,622)
Total distributions                      (6,640,787)      (5,096,457)     (2,665,343)     (1,043,015)
----------------------------------------------------------------------------------------------------
Capital Share transactions
Net proceeds from sales of shares         8,004,729       18,457,191       5,381,047       6,912,841
Net asset value of shares issued to
shareholders in reinvestment of
dividends and distributions               2,709,366        2,310,650       1,455,413         666,699
Total                                    10,714,095       20,767,841       6,836,460       7,579,540
----------------------------------------------------------------------------------------------------
Cost of shares reacquired               (24,019,865)     (14,810,076)     (7,552,518)     (2,095,385)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
derived from share transactions         (13,305,770)       5,957,765        (716,058)      5,484,155
----------------------------------------------------------------------------------------------------
Increase (decrease)
in net assets                           (10,181,327)       8,669,417         508,715       5,867,191
----------------------------------------------------------------------------------------------------
Net Assets
Beginning of period                     144,748,058       94,237,147      52,629,810      13,897,267
End of period+                        $ 134,566,731    $ 102,906,564    $ 53,138,525    $ 19,764,458
====================================================================================================

+ Includes undistributed (overdistributed) net investment income of $(259,693), $(227,926), $137,601 and $(30,529), respectively, as of April
      30, 1999 and (overdistributed) net investment income of $(454,247), $(129,603), $(4,450) and $(20,690), respectively, as of October 31, 1998.

      See Notes to Financial Statements.

Financial Highlights
FLORIDA SERIES

                                                                                                                     Class A Shares
                                                    ------------------------------------------------------------------------------
                                                         Six
                                                       Months
                                                        Ended
                                                     April 30,                                              Year Ended October 31,
Per Share Operating Performance:                         1999            1998         1997        1996          1995          1994
==================================================================================================================================
Net asset value, beginning of period               $     4.98      $     4.87   $     4.79    $   4.85    $     4.49    $     5.28
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
         Net investment income                            .12(d)         .235         .240        .248          .271          .291
         Net realized and unrealized gain (loss)
         on investments                                  (.04)           .113         .092       (.056)         .352         (.695)
         Total from investment operations                 .08            .348         .332        .192          .623         (.404)
         -------------------------------------------------------------------------------------------------------------------------
         Distributions
         Dividends from net investment income            (.12)          (.238)       (.252)      (.252)        (.263)       (.2835)
         Distributions from net realized gain              --              --           --          --            --        (.1025)
         Total distributions                             (.12)          (.238)       (.252)      (.252)        (.263)       (.3860)
         -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $     4.94      $     4.98   $     4.87    $   4.79    $     4.85    $     4.49
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          1.55%(c)        7.30%        7.12%       4.09%        14.22%        (8.03)%
==================================================================================================================================
Ratios to Average Net Assets:
         Expenses, including waiver                       .47%(c)         .89%         .86%        .80%          .74%          .32%
         Expenses, excluding waiver                       .47%(c)         .89%         .86%        .82%          .88%          .82%
         Net investment income                           2.47%(c)        4.79%        5.03%       5.19%         5.81%         5.98%
         =========================================================================================================================

                                                                                              Class C Shares
                                                   ---------------------------------------------------------
                                                          Six
                                                       Months
                                                        Ended                      Year Ended
                                                    April 30,                      October 31,     7/15/96(b)
Per Share Operating Performance:                         1999            1998             1997    to 10/31/96
=================================================  =========================================================
Net asset value, beginning of period               $     4.98      $     4.87       $     4.79    $     4.70
-------------------------------------------------  ---------------------------------------------------------
Income (loss) from investment operations
         Net investment income                            .11(d)         .200             .202          .064
         Net realized and unrealized gain (loss)
         on investments                                  (.05)           .112             .093          .093
         Total from investment operations                 .06            .312             .295          .157
         ----------------------------------------  ---------------------------------------------------------
         Distributions
         Dividends from net investment income            (.10)          (.202)           (.215)        (.067)
         Distributions from net realized gain              --              --               --            --
         Total distributions                             (.10)          (.202)           (.215)        (.067)
         ----------------------------------------  ---------------------------------------------------------
Net asset value, end of period                     $     4.94      $     4.98       $     4.87    $     4.79
-------------------------------------------------  ---------------------------------------------------------
Total Return(a)                                          1.18%(c)        6.52%(c)         6.33%         3.35%(c)
=================================================  =========================================================
Ratios to Average Net Assets:
         Expenses, including waiver                       .79%(c)        1.58%            1.57%          .44%(c)
         Expenses, excluding waiver                       .79%(c)        1.58%            1.57%          .44%(c)
         Net investment income                           2.14%(c)        4.09%            4.29%         1.37%(c)
         ========================================  =========================================================

                                                        Six Months
                                                             Ended
                                                         April 30,                                           Year Ended October 31,
Supplemental Data for All Classes:                            1999         1998         1997         1996         1995         1994
=============================================================================================    ===================================
         Net assets, end of period (000)                  $132,375     $134,567     $144,748     $162,070     $173,242     $174,844
         Portfolio turnover rate                             95.60%      140.61%      106.32%      167.95%      142.04%      122.36%
         ====================================================================================    ===================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Commencement of offering class shares.
(c)   Not annualized.
(d)   Calculated using average shares outstanding during the period.

      See Notes to Financial Statements.

Financial Highlights
PENNSYLVANIA SERIES

                                                                Six Months Ended
Per Share Operating Performance:                                  April 30, 1999             1998                1997
==========================================================================================================================
Net asset value, beginning of period                              $       5.28       $       5.14        $       5.01
--------------------------------------------------------------------------------------------------------------------------
         Income (loss) from investment operations
         Net investment income                                             .13(b)            .264                .276
         Net realized and unrealized gain (loss) on investments           (.05)              .144                .131
         Total from investment operations                                  .08               .408                .407
         -----------------------------------------------------------------------------------------------------------------
         Distributions
         Dividends from net investment income                             (.13)             (.268)              (.277)
         Distribution from net realized gain                                --                 --                  --
         Total distributions                                              (.13)             (.268)              (.277)
         -----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $       5.23       $       5.28        $       5.14
--------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                           1.55%(c)           8.12%(b)            8.37%
==========================================================================================================================
Ratios/Supplemental Data:
         Net assets, end of period (000)                          $    104,070       $    102,907        $     94,237
         -----------------------------------------------------------------------------------------------------------------
         Ratios to Average Net Assets:
             Expenses, including waiver                                    .44%(c)            .72%                .61%(c)
             Expenses, excluding waiver                                    .44%(c)            .72%                .65%(c)
             Net investment income                                        2.40%(c)           5.05%               5.47%(c)
         Portfolio turnover rate                                         18.99%             65.20%              70.99%
         =================================================================================================================

                                                                                        Year Ended October 31,
Per Share Operating Performance:                                        1996             1995             1994
==============================================================================================================
Net asset value, beginning of period                            $       5.01     $       4.62     $       5.33
--------------------------------------------------------------------------------------------------------------
         Income (loss) from investment operations
         Net investment income                                         .2772             .282             .300
         Net realized and unrealized gain (loss) on investments       (.0011)            .395           (.6975)
         Total from investment operations                              .2761             .677           (.3975)
         -----------------------------------------------------------------------------------------------------
         Distributions
         Dividends from net investment income                         (.2761)          (.2870)          (.2925)
         Distribution from net realized gain                              --               --             (.02)
         Total distributions                                          (.2761)          (.2870)          (.3125)
         -----------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $       5.01     $       5.01     $       4.62
--------------------------------------------------------------------------------------------------------------
Total Return(a)                                                         5.68%           15.02%           (7.73)%
==============================================================================================================
Ratios/Supplemental Data:
         Net assets, end of period (000)                        $     92,605     $     93,494     $     81,258
         -----------------------------------------------------------------------------------------------------
         Ratios to Average Net Assets:
             Expenses, including waiver                                  .62%             .50%             .33%
             Expenses, excluding waiver                                  .69%             .65%             .68%
             Net investment income                                      5.55%            5.83%            5.98%
         Portfolio turnover rate                                       78.30%          126.11%          137.22%
         =====================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Calculated using average shares outstanding during the period.
(c)   Not annualized.

      See Notes to Financial Statements.

Financial Highlights
MICHIGAN SERIES

                                                               Six Month
                                                                   Ended
                                                                April 30,
Per Share Operating Performance:                                     1999               1998               1997               1996
===================================================================================================================================
Net asset value, beginning of period                          $      5.18        $      5.06        $      4.93        $      4.93
-----------------------------------------------------------------------------------------------------------------------------------
     Income (loss) from investment operations
     Net investment income                                            .14(b)            .255               .267               .274
     Net realized and unrealized gain (loss) on investments          (.04)              .121               .128              (.010)
     Total from investment operations                                 .10               .376               .395               .264
     ------------------------------------------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income                            (.13)             (.256)             (.265)             (.264)
     Distribution from net realized gain                               --                 --                 --                 --
     Total distributions                                             (.13)             (.256)             (.265)             (.264)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $      5.15        $      5.18        $      5.06        $      4.93
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                      1.86%(c)           7.59%(c)           8.24%              5.53%
===================================================================================================================================
Ratios/Supplemental Data:
     Net assets, end of period (000)                          $    55,258        $    53,139        $    52,630        $    52,975
     ------------------------------------------------------------------------------------------------------------------------------
     Ratios to Average Net Assets:
         Expenses, including waiver                                   .34%(c)            .69%               .60%(c)            .44%
         Expenses, excluding waiver                                   .34%(c)            .69%               .68%(c)            .73%
         Net investment income                                       2.66%(c)           4.98%              5.37%(c)           5.59%
     Portfolio turnover rate                                        76.99%             82.33%             68.50%             85.26%
     ==============================================================================================================================

                                                                    Year Ended October 31,
Per Share Operating Performance:                                      1995            1994
==========================================================================================
Net asset value, beginning of period                           $      4.53     $      5.23
------------------------------------------------------------------------------------------
     Income (loss) from investment operations
     Net investment income                                            .284            .286
     Net realized and unrealized gain (loss) on investments           .395           (.651)
     Total from investment operations                                 .679           (.365)
     -------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income                            (.279)          (.293)
     Distribution from net realized gain                                --           (.042)
     Total distributions                                             (.279)          (.335)
------------------------------------------------------------------------------------------
Net asset value, end of period                                 $      4.93     $      4.53
------------------------------------------------------------------------------------------
Total Return(a)                                                      15.39%          (7.29)%
==========================================================================================
Ratios/Supplemental Data:
     Net assets, end of period (000)                           $    54,186     $    45,603
     -------------------------------------------------------------------------------------
     Ratios to Average Net Assets:
         Expenses, including waiver                                    .25%            .34%
         Expenses, excluding waiver                                    .75%            .84%
         Net investment income                                        5.95%           5.69%
     Portfolio turnover rate                                         98.89%         137.31%
     =====================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Calculated using average shares outstanding during the period.
(c)   Not annualized.

      See Notes to Financial Statements.

Financial Highlights

GEORGIA SERIES

                                                           Six Months
                                                                Ended
                                                             April 30,                     Year Ended October 31,  12/27/94(b)
Per Share Operating Performance:                                  1999          1998            1997         1996  to 10/31/95
==============================================================================================================================
Net asset value, beginning of period                          $   5.43      $   5.31       $    5.14    $    5.12     $   4.76
------------------------------------------------------------------------------------------------------------------------------
     Income from investment operations
     Net investment income                                         .13(d)       .276            .275         .290         .245
     Net realized and unrealized gain (loss) on investments       (.03)         .187            .187        .0397         .370
     Total from investment operations                              .10          .463            .462        .3297         .615
     -------------------------------------------------------------------------------------------------------------------------
     Distributions
     Dividends from net investment income                         (.13)        (.268)          (.282)      (.2872)       (.255)
     Distributions from net realized gain                         (.04)        (.075)           (.01)      (.0225)          --
     Total distributions                                          (.17)        (.343)          (.292)      (.3097)       (.255)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   5.36      $   5.43       $    5.31    $    5.14     $   5.12
------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                   1.88%(c)      9.00%(c)        9.27%        6.69%       13.15%(c)
==============================================================================================================================
Ratios/Supplemental Data:
     Net assets, end of period (000)                          $ 26,989      $ 19,764       $  13,897    $  10,688     $  5,203
     -------------------------------------------------------------------------------------------------------------------------
     Ratios to Average Net Assets:
         Expenses, including waiver                                .10%(c)       .24%(c)         .38%         .03%         .00%(c)
         Expenses, excluding waiver                                .35%(c)       .74%            .88%         .83%        1.08%(c)
         Net investment income                                    2.38%(c)      5.07%           5.23%        5.55%        5.44%(c)
     Portfolio turnover rate                                     61.48%       126.52%          90.40%       72.53%      142.69%
     =========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Commencement of operations.
(c)   Not annualized.
(d)   Calculated using average shares outstanding during the period.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September
11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Security valuation is determined as follows: Portfolio securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of April 30, 1999, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor, which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of the Class A shares. The Class A Plan of the Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                 Distributor            Dealers'
Series                                           Commissions         Concessions
--------------------------------------------------------------------------------
Florida-Class A                                      $14,826            $103,321
--------------------------------------------------------------------------------
Pennsylvania                                          22,305             157,408
--------------------------------------------------------------------------------
Michigan                                              14,742             108,965
--------------------------------------------------------------------------------
Georgia                                               25,213             185,886
--------------------------------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

As of April 30, 1999, accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(6,250,988) for the Florida Series, $(370,681) for the Pennsylvania Series, $(1,012,968) for the Michigan Series and $32,589 for the Georgia Series. The capital loss carry forwards expire in 2002, 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Dividends declared by class for the Florida Series were as follows:

                                Six Months Ended 4/30/99    Year Ended 10/31/98
                                ------------------------  ---------------------
Class A                                       $2,994,193             $6,344,675
--------------------------------------------------------  ---------------------
Class C                                       $  144,367             $  296,112
-------------------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:

                         Six Months Ended 4/30/99           Year Ended 10/31/98
                         ------------------------------------------------------
Class A                    Shares          Amount        Shares          Amount
-------------------------------------------------     -------------------------
Sales of shares         1,595,833    $  7,956,445     1,389,830    $  6,880,942

Shares issued to
shareholders in
reinvestment of
dividends                 270,213       1,342,365       526,740       2,597,397

Total                   1,866,046       9,298,810     1,916,570       9,478,339
-------------------------------------------------     -------------------------
Shares reacquired      (2,034,916)    (10,114,005)   (4,542,387)    (22,396,582)

Decrease                 (168,870)   $   (815,195)   (2,625,817)   $(12,918,243)
-------------------------------------------------     -------------------------

                         Six Months Ended 4/30/99           Year Ended 10/31/98
                         ------------------------------------------------------
Class C                    Shares          Amount        Shares          Amount
-------------------------------------------------     -------------------------
Sales of shares           132,894       $ 661,718       227,206     $ 1,123,787

Shares issued to
shareholders in
reinvestment of
dividends                     13,493        67,102       23,490         111,969

Total                        146,387       728,820      250,696       1,235,756
-------------------------------------------------     -------------------------
Shares reacquired           (171,407)     (851,562)    (329,582)     (1,623,283)

Decrease                     (25,020)    $(122,742)     (78,886)    $  (387,527)
-------------------------------------------------     -------------------------

Notes to Financial Statements

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                              Six Months Ended 4/30/99                          Year Ended 10/31/98
                                             --------------------------------------------------------------------------------------
                                             Pennsylvania      Michigan        Georgia   Pennsylvania      Michigan         Georgia
                                                   Series        Series         Series         Series        Series          Series
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                 1,146,733       907,245      1,698,217      3,532,337      1,049,221      1,288,523

Shares issued to shareholders in
reinvestment of dividends and distributions       219,035       151,582        110,091        443,670        283,947        124,402

Total                                           1,365,768     1,058,827      1,808,308      3,976,007      1,333,168      1,412,925
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                (977,477)     (587,873)      (406,633)    (2,833,326)    (1,470,712)      (390,439)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                     388,291       470,954      1,401,675)     1,142,681       (137,544)     1,022,486)
-----------------------------------------------------------------------------------------------------------------------------------

As of April 30, 1999, paid in capital for each Series was as follows:
$133,706,392 for the Florida Series, $99,426,732 for the Pennsylvania Series, $53,944,503 for the Michigan Series and $26,305,045 for the Georgia Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                         Purchases                  Sales
--------------------------------------------------------------------------------
Florida                                     $136,199,436            $129,196,593
--------------------------------------------------------------------------------
Pennsylvania                                  20,982,806              19,428,326
--------------------------------------------------------------------------------
Michigan                                      44,119,127              42,432,784
--------------------------------------------------------------------------------
Georgia                                       21,795,295              14,546,753
--------------------------------------------------------------------------------

As of April 30, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                              Net Unrealized        Unrealized        Unrealized
Series                          Appreciation      Appreciation    (Depreciation)
-------------------------------------------------------------------------------
Florida                           $5,179,287        $5,957,530        $(778,243)
-------------------------------------------------------------------------------
Pennsylvania                       5,242,037         5,574,982         (332,945)
-------------------------------------------------------------------------------
Michigan                           2,188,448         2,478,323         (289,875)
-------------------------------------------------------------------------------
Georgia                              681,397           759,052          (77,655)
-------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at April 30, 1999 were $33,532.

Copyright (C) 1999 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Lord, Abbett & Co.

                       A Tradition of Performance Through

                             Disciplined
                                    Investing

                                [PHOTO OMITTED]

(standing, left to right)
Lisa D'Emic, Municipal portfolio manager

Richard Smola, Municipal portfolio manager

Philip Fang, Fund portfolio manager

(seated, left to right)
Zane E. Brown, partner in charge of
Fixed Income and Fund Portfolio Manager

John R. Mousseau, director of municipal
Bond Management and Fund Portfolio Manager

A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co. have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 68 investment professionals have helped us earn the trust of financial professionals and investors for the past 70 years.

About Your
Trust's
     Board of
     Trustees

The Securities and Ex change Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Trustees review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager) and Lord Abbett Distributor LLC (the Trust's underwriter). They meet regularly to review a wide variety of information and issues regarding your Trust. Every Trustee possesses extensive business experience. Lord Abbett Tax-Free Income Trust shareholders are indeed fortunate to have a group of independent Trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust. Below, we feature one of our Trustees, William Bush.

William Bush
Trustee -- Lord Abbett
Tax-Free Income Trust

[PHOTO OMITTED]

Mr. Bush received his B.A. degree from Yale University in 1960. Mr. Bush co-founded the financial advisory firm of Bush-O'Donnell & Company which provides investment management and financial advisory services to corporations and individuals throughout the United States and abroad.

Mr. Bush serves as a member of the Board of Directors of Right Choice Managed Care Inc., Maritz Inc., Mississippi Valley Bancshares, Inc. and INTRAV, Inc. all of St. Louis, and DT Industries Inc. of Springfield, Missouri. He was named an independent director for all of Lord Abbett's funds in 1998.

            Investing in the
      Lord Abbett
               Family of Funds

 Growth

--------------------------------------------------------------------------------------------------------------------------
GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    INCOME
--------------------------------------------------------------------------------------------------------------------------
Aggressive     Growth Funds      Growth &           Balanced Fund     Income Funds         Tax-Free        Money
Growth Fund                      Income Funds                                              Income Funds    Market Fund
Developing     Research Fund -   Research Fund -    Balanced          World Bond-          o National      U.S. Government
Growth Fund    Small-Cap Value   Large-Cap          Series**          Debenture Series     o California    Securities
               Series            Series                                                    o Connecticut   Money Market
                                                                      Global Fund -        o Florida       Fund+++
               Alpha Series*     Growth &                             Income Series        o Georgia
                                 Income                                                    o Hawaii
               International     Series                               High Yield           o Michigan
               Series                                                 Fund                 o Minnesota
                                 Affiliated                                                o Missouri
               Mid-Cap           Fund                                 Bond-Debenture       o New Jersey
               Value Fund                                             Fund                 o New York
                                                                                           o Pennsylvania
               Growth                                                 Limited Duration     o Texas
               Opportunities                                          U.S. Government      o Washington
               Fund                                                   Securities Series+

               Global Fund -                                          U.S. Government
               Equity Series                                          Securities Series+


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and under stand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a cur rent prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

Diversification. You and your investment professional can diversify your investments between equity and income funds.

Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
http://www.lordabbett.com

* Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund
      - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.
** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.
+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.
++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.

[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing

Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203        LATFIT-3-499
                                                                    (6/99)